ACCOUNTS RECEIVABLE - Disclosure of detailed information about accounts receivable (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Aug. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ 27,457	$ 43,862
Less: expected credit losses	524	71
Sales taxes receivable	9	1,419
Current portion of net investment in subleases	508	304
Other receivables	2,183	787
Accounts receivable	30,157	46,372
Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	28,791	44,983
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ (810)	$ (1,050)